NOTES PAYABLE (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)
Notes payable
Outstanding	$ 4,300,000,000	$ 2,762,000,000
Operated affiliates
Notes payable
Unused Capacity	800,000,000	800,000,000
Revolving credit facility
Notes payable
Cost to maintain	11,000,000	12,000,000	$ 7,000,000
Notes payable
Notes payable
Denominated value	1,353,000,000	961,000,000			$ 2,068,000,000		$ 847,000,000
Revolving and demand credit facility
Notes payable
Total Facilities	12,600,000,000	12,900,000,000
TCPL | Revolving credit facility | Maturing December 2024
Notes payable
Total Facilities	3,000,000,000.0	3,000,000,000.0
Unused Capacity	3,000,000,000.0
TCPL | Notes payable
Notes payable
Outstanding	$ 4,034,000,000	$ 2,117,000,000
Weighted average interest rate per annum	2.10%	2.50%		2.10%	2.10%	2.50%	2.50%
USA | Notes payable
Notes payable
Outstanding	$ 0	$ 611,000,000			$ 0		$ 448,000,000
Weighted average interest rate per annum	0.00%	3.10%		0.00%	0.00%	3.10%	3.10%
Mexico subsidiary | Revolving credit facility
Notes payable
Total Facilities				$ 5,000,000,000.0		$ 5,000,000,000.0
Unused Capacity				$ 1,100,000,000
Mexico subsidiary | Notes payable
Notes payable
Outstanding	$ 266,000,000	$ 34,000,000			$ 205,000,000		$ 25,000,000
Weighted average interest rate per annum	2.70%	3.30%		2.70%	2.70%	3.30%	3.30%
TCPL/TCPL USA/Columbia/TAIL | Revolving credit facility | Maturing December 2020
Notes payable
Total Facilities					$ 4,500,000,000		$ 4,500,000,000
Unused Capacity					4,500,000,000
TCPL/TCPL USA/Columbia/TAIL | Revolving credit facility | Maturing December 2022
Notes payable
Total Facilities					1,000,000,000.0		$ 1,000,000,000.0
Unused Capacity					$ 1,000,000,000.0
TCPL/TCPL USA | Revolving credit facility
Notes payable
Total Facilities	$ 2,100,000,000	$ 2,100,000,000
Unused Capacity	$ 1,100,000,000